Liability for Pension and Other Retirement Benefits (Details 3) (Pension Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Other changes in plan assets and benefit obligations
Current year actuarial loss (gain)	$ 50,795	¥ 4,216,000	¥ (3,829,000)
Amortization of actuarial loss	(27,386)	(2,273,000)	(2,450,000)
Current year prior service cost	4,193	348,000	208,000
Amortization of prior service cost	(2,735)	(227,000)	(179,000)
Total	$ 24,867	¥ 2,064,000	¥ (6,250,000)